Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per ordinary share - Diluted	$ 3.00	$ 3.37	$ 4.14
Weighted average number of ordinary shares outstanding - Diluted	5,848,737	5,671,786	4,159,870